Collaboration Agreement (Details) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2022 item	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Aug. 06, 2026	Jul. 01, 2026
LigaChem Biosciences
Collaboration Agreements
Additional receivable on collaboration agreements, finalization of cost sharing		$ 0.8	$ 0.4
Research Collaboration and Co-Development Agreement
Collaboration Agreements
Maximum number of antibody drug conjugates to be developed | item	3
Collaboration agreements cost sharing percentage (as a percent)	50.00%	50.00%	50.00%
Collaboration arrangement reduction in expenses		$ 0.6	$ 2.5
Research Collaboration and Co-Development Agreement | LigaChem Biosciences | Subsequent Event
Collaboration Agreements
Collaboration agreements cost sharing percentage (as a percent)				100.00%	50.00%